SEGMENT INFORMATION - Noncurrent Assets by Geographic Region (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of geographical areas [line items]
Non-current assets	$ 60,718	$ 60,135
United States
Disclosure of geographical areas [line items]
Non-current assets	21,207	21,001
Europe
Disclosure of geographical areas [line items]
Non-current assets	10,016	10,546
Australia
Disclosure of geographical areas [line items]
Non-current assets	7,269	9,426
Brazil
Disclosure of geographical areas [line items]
Non-current assets	6,356	6,358
Canada
Disclosure of geographical areas [line items]
Non-current assets	6,307	5,653
MEXICO
Disclosure of geographical areas [line items]
Non-current assets	2,478	2,345
United Kingdom
Disclosure of geographical areas [line items]
Non-current assets	2,393	2,394
Other
Disclosure of geographical areas [line items]
Non-current assets	$ 4,692	$ 2,412